DBX ETF Trust | 1
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
February 28, 2026 (unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Electronic Components — 1.5%
Coherent Corp. *
1,648 426,717
Samsung Electro-Mechanics
Co. Ltd.
706 220,119
(Cost $444,014)
646,836
Electronic Manufacturing
Services — 2.6%
Fabrinet *
455 248,262
TE Connectivity PLC
3,754 863,983
(Cost $1,012,055)
1,112,245
Industrial Machinery &
Supplies — 0.6%
VAT Group AG, 144A
(Cost $187,751)
348 246,254
Semiconductor Materials &
Equipment — 32.8%
Advantest Corp.
9,284 1,596,640
Applied Materials, Inc.
5,928 2,206,994
ASM International NV
588 495,835
ASML Holding NV
1,409 2,051,894
BE Semiconductor Industries NV
923 206,406
Disco Corp.
1,068 516,471
Entegris, Inc.
1,944 257,483
KLA Corp.
1,277 1,946,850
Lam Research Corp.
8,527 1,994,380
Lasertec Corp.
994 214,303
MKS, Inc.
793 193,857
Nova Ltd. *
390 171,021
Onto Innovation, Inc. *
635 137,090
Teradyne, Inc.
2,011 643,580
Tokyo Electron Ltd.
5,790 1,632,140
(Cost $10,482,366)
14,264,944
Semiconductors — 62.3%
Advanced Micro Devices, Inc. *
8,273 1,656,337
Alchip Technologies Ltd.
990 110,701
Analog Devices, Inc.
5,919 2,105,921
ASE Technology Holding Co. Ltd.
46,663 579,344
Astera Labs, Inc. *
1,684 200,110
Broadcom, Inc.
5,041 1,610,852
Credo Technology Group
Holding Ltd. *
2,046 229,704
First Solar, Inc. *
1,307 257,740
Infineon Technologies AG
16,602 898,262
Intel Corp. *
40,574 1,850,580
King Yuan Electronics Co. Ltd.
13,966 146,323
Lattice Semiconductor Corp. *
1,723 164,753
Marvell Technology, Inc.
10,748 878,004
MediaTek, Inc.
18,296 1,140,166
Microchip Technology, Inc.
6,743 503,298
Micron Technology, Inc.
5,104 2,104,737
Number
of Shares Value $
Monolithic Power Systems, Inc.
589 673,074
NVIDIA Corp.
9,170 1,624,832
NXP Semiconductors NV
3,220 730,972
ON Semiconductor Corp. *
5,132 341,175
QUALCOMM, Inc.
9,619 1,369,361
Rambus, Inc. *
1,376 137,132
Renesas Electronics Corp.
20,900 397,451
SK hynix, Inc.
3,385 2,496,688
STMicroelectronics NV
7,152 239,905
STMicroelectronics NV, Class Y
996 33,476
Taiwan Semiconductor
Manufacturing Co. Ltd.
32,093 2,051,377
Texas Instruments, Inc.
9,330 1,978,986
Tower Semiconductor Ltd. *
1,437 181,450
United Microelectronics Corp.
145,032 303,902
Winbond Electronics Corp. *
40,369 158,444
(Cost $22,210,912)
27,155,057
TOTAL COMMON STOCKS
(Cost $34,337,098)
43,425,336
EXCHANGE-TRADED FUNDS
— 0.0%
Invesco PHLX Semiconductor
ETF
(Cost $1,407)
50 3,188
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.62% (a)
(Cost $5,964)
5,964 5,964
TOTAL INVESTMENTS — 99.8%
(Cost $34,344,469)
43,434,488
Other assets and liabilities,
net — 0.2%
77,026
NET ASSETS — 100.0%
43,511,514

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
(Continued)
February 28, 2026 (unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
CHPS-PH3
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (a)(b)
— — — — — 44 — — —
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.62% (a)
1,387 1,348,333 (1,343,756) — — 682 — 5,964 5,964
1,387 1,348,333 (1,343,756) — — 726 — 5,964 5,964
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 43,425,336 $ — $ — $ 43,425,336
Exchange-Traded Funds
3,188 — — 3,188
Short-Term Investments (a)
5,964 — — 5,964
TOTAL
$ 43,434,488 $ — $ — $ 43,434,488
(a)
See Schedule of Investments for additional detailed categorizations.